Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The primary objectives of our executive compensation program are to retain key executives, attract new talent, link compensation to achievement of our business objectives and align the interests of our executives with those of our long-term stockholders. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short- and long-term performance measures. In 2022, equity-based and incentive pay made up 93.9% of our CEO’s target compensation and, on average, 92.7% of our other named executive officers’ target compensation. The high utilization of equity-based and incentive compensation results in higher total realized pay when leadership exceeds the Compensation Committee-approved performance targets. Conversely, failure to achieve approved targets results in lower realized pay including the possibility that some awards pay zero at the end of their performance period.
Pay Versus Performance Compensation Actually Paid Table
The amounts shown below for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table total with certain adjustments as described below. For information regarding the decisions made by our Compensation Committee with respect to the named executive officer compensation for each year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the years covered in the table below.
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Loss ($ thousands)	Company- Selected Measure: Revenue ($ thousands)(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2022	10,876,053	(2,755,173)	8,211,732	3,613,853	28	125	(13,659,531)	2,406,840
2021	11,637,898	(4,486,255)	3,776,044	(1,412,623)	110	152	(428,793)	2,032,707
2020	8,455,584	54,668,602	2,614,048	12,280,174	239	118	(485,136)	1,093,962

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Gorevic, our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The CEO in each covered year is Mr. Gorevic. The CEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

	2022	2021	2020
Summary Compensation Table Total Compensation	$10,876,053	$11,637,898	$8,455,584
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(10,000,020)	(10,000,131)	(6,800,017)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,593,442	3,762,671	14,745,250
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,507,008)	(10,210,349)	22,192,866
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,717,640)	323,656	16,074,919
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation actually paid	$(2,755,173)	$(4,486,255)	$54,668,602

(3)
The non-CEO named executive officers for whom the average compensation is presented in this table are: for 2022, Ms. Murthy, Dr. Jensen and Messrs. Kornwasser and Waters; for 2021, Ms. Murthy, Dr. Jensen and Messrs. David Sides, Turitz and Vandervoort; and for 2020, Mmes. Murthy and Verstraete and Messrs. Sides and Vandervoort. Mr. Sides is our former Chief Operating Officer and resigned from the Company effective on September 21, 2021.

	2022	2021	2020
Summary Compensation Table Total Compensation	$8,211,732	$3,776,044	$2,614,048
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,249,976)	(3,041,445)	(1,700,036)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,668,043	1,058,324	3,686,363
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(693,095)	(1,461,413)	4,650,682
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(322,851)	(219,721)	3,029,117
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,524,412)	—
Compensation actually paid	$3,613,853	$(1,412,623)	$12,280,174

(4)
The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Health Care Index.

(5)
We have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Gorevic, our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]	(4) The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 10,876,053	$ 11,637,898	$ 8,455,584
PEO Actually Paid Compensation Amount	$ (2,755,173)	(4,486,255)	54,668,602
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The CEO in each covered year is Mr. Gorevic. The CEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

	2022	2021	2020
Summary Compensation Table Total Compensation	$10,876,053	$11,637,898	$8,455,584
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(10,000,020)	(10,000,131)	(6,800,017)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,593,442	3,762,671	14,745,250
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,507,008)	(10,210,349)	22,192,866
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,717,640)	323,656	16,074,919
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation actually paid	$(2,755,173)	$(4,486,255)	$54,668,602

Non-PEO NEO Average Total Compensation Amount	$ 8,211,732	3,776,044	2,614,048
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,613,853	(1,412,623)	12,280,174
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The non-CEO named executive officers for whom the average compensation is presented in this table are: for 2022, Ms. Murthy, Dr. Jensen and Messrs. Kornwasser and Waters; for 2021, Ms. Murthy, Dr. Jensen and Messrs. David Sides, Turitz and Vandervoort; and for 2020, Mmes. Murthy and Verstraete and Messrs. Sides and Vandervoort. Mr. Sides is our former Chief Operating Officer and resigned from the Company effective on September 21, 2021.

	2022	2021	2020
Summary Compensation Table Total Compensation	$8,211,732	$3,776,044	$2,614,048
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,249,976)	(3,041,445)	(1,700,036)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,668,043	1,058,324	3,686,363
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(693,095)	(1,461,413)	4,650,682
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(322,851)	(219,721)	3,029,117
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,524,412)	—
Compensation actually paid	$3,613,853	$(1,412,623)	$12,280,174

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we use to link compensation actually paid for 2022 to our named executive officers to company performance.
	Measure	Explanation
Financial Measures	Revenue	• Revenue for 2022
Adjusted EBITDA
•
A non-GAAP measure that consists of net loss before interest expense, net; other expense (income), net, including foreign exchange gain or loss; provision for income taxes; depreciation and amortization; goodwill impairment; loss on extinguishment of debt; stock-based compensation; restructuring costs; and acquisition, integration, and transformation costs

	Adjusted EBITDA Margin	• A non-GAAP measure that measures adjusted EBITDA as a percentage of revenue
Non-Financial Measures	Corporate Health	• Consists of three components intended to improve our human capital management: voluntary attrition by employees, building a more diverse leadership team, and employee satisfaction

Total Shareholder Return Amount	$ 28	110	239
Peer Group Total Shareholder Return Amount	125	152	118
Net Income (Loss)	$ (13,659,531,000)	$ (428,793,000)	$ (485,136,000)
Company Selected Measure Amount	2,406,840	2,032,707	1,093,962
PEO Name	Mr. Gorevic
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(5)
We have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Health
PEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,000,020)	$ (10,000,131)	$ (6,800,017)
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Award And Stock Award Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,593,442	3,762,671	14,745,250
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,507,008)	(10,210,349)	22,192,866
PEO [Member] | Changes In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Applicable Vesting Condition Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,717,640)	323,656	16,074,919
Non-PEO NEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,249,976)	(3,041,445)	(1,700,036)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Award And Stock Award Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,668,043	1,058,324	3,686,363
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(693,095)	(1,461,413)	4,650,682
Non-PEO NEO [Member] | Changes In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Applicable Vesting Condition Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (322,851)	(219,721)	$ 3,029,117
Non-PEO NEO [Member] | Fair Value As of Prior Fiscal Year End Of Option Award And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions During Financial Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,524,412)